Reclamation and closure cost obligations (Tables)	12 Months Ended
Dec. 31, 2024
RECLAMATION AND CLOSURE COST OBLIGATIONS [Abstract]
Schedule of reclamation and closure cost obligations
Changes to the reclamation and closure cost obligations are as follows:

(in millions of U.S. dollars)	Rainy River	New Afton	Cerro San Pedro	Total
CHANGES TO RECLAMATION AND CLOSURE COST OBLIGATIONS
Balance – December 31, 2022	87.6	32.3	1.3	121.2
Reclamation expenditures	(0.5)	—	(1.9)	(2.4)
Unwinding of discount	2.7	0.9	—	3.6
Revisions to expected cash flows	(0.8)	(0.8)	0.8	(0.8)
Foreign exchange movement	2.0	0.7	(0.1)	2.6
Balance – December 31, 2023	91.0	33.1	0.1	124.2
Less: current portion of closure costs (Note 6)	(0.8)	—	—	(0.8)
Non-current portion of closure costs	90.2	33.1	0.1	123.4
Balance – December 31, 2023	91.0	33.1	0.1	124.2
Reclamation expenditures	(0.4)	—	(0.1)	(0.5)
Unwinding of discount	2.7	0.9	—	3.6
Revisions to expected cash flows	(1.2)	3.1	—	1.9
Foreign exchange movement	(7.1)	(2.7)	—	(9.8)
Balance – December 31, 2024	85.0	34.4	—	119.4
Less: current portion of closure costs (Note 6)	(1.3)	(0.3)	—	(1.6)
Non-current portion of closure costs	83.7	34.1	—	117.8